Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Total carrying amount
Total fair value
Cash and Cash Equivalents [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount	58,007
Liabilities, carrying amount
Total carrying amount	58,007
Total fair value
Other Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount	544	2
Liabilities, carrying amount
Total carrying amount	544	2
Total fair value
Trade Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Total carrying amount
Total fair value
Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Total carrying amount
Total fair value	36,273
Non-Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount
Total carrying amount
Total fair value	16,659
Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount	(2,126)	(16)
Total carrying amount	(2,126)	(16)
Total fair value
Total Assets [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Cash and receivables, carrying amount	58,551	2
Liabilities, carrying amount	(2,126)	(16)
Total carrying amount	56,425	(14)
Total fair value	52,932
Level 1 [Member] | Trade Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Other Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Trade Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value	36,273
Level 1 [Member] | Non-Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 1 [Member] | Total Assets [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value	36,273
Level 2 [Member] | Trade Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Other Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Trade Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Non-Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 2 [Member] | Total Assets [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Trade Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Cash and Cash Equivalents [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Other Receivables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Trade Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Non-Tradeable Warrants [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value	16,659
Level 3 [Member] | Other Payables [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value
Level 3 [Member] | Total Assets [Member]
Financial Instruments and Risk Management (Details) - Schedule of tradeable warrants at fair value [Line Items]
Total fair value	€ 16,659